PORTFOLIO OF INVESTMENTS - BERKSHIRE FOCUS FUND
March 31, 2023 (Unaudited)

Shares				Value

	COMMON STOCKS - 99.96%			$ 223,475,507
	(Cost $190,146,910)

	AUTOMOBILE MANUFACTURERS - 10.14%			22,662,102
10	BYD Company - ADR			588
10	Li Auto, Inc. - ADR *			249
10	NIO, Inc. - ADR *			105
10	Polestar Automotive - Class A - ADR *			38
10	Rivian Automotive, Inc. (Class A) *			155
109,230	Tesla, Inc. *			22,660,856
10	XPeng, Inc. - ADR *			111

	BEVERAGES - 0%			929
10	Celsius Holdings, Inc. *			929

	BUSINESS SOFTWARE & SERVICES - 32.93%			73,632,718
10	Adobe, Inc. *			3,854
10	AppLovin Corporation (Class A) *			157
10	Atlassian Corporation PLC (Class A) (United Kingdom) *			1,712
10	Bill.com Holdings, Inc. *			811
10	C3.ai, Inc. (Class A) *			336
10	Cadence Design Systems, Inc. *			2,101
251,730	Cloudflare, Inc. (Class A) *			15,521,672
46,100	Datadog, Inc. (Class A) *			3,349,626
231,190	DigitalOcean Holdings, Inc. *			9,055,712
10	Digital Turbine, Inc. *			124
10	Domo, Inc. (Class B) *			142
10	Fastly, Inc. (Class A) *			178
10	GitLab Inc. (Class A) *			343
10	HashiCorp, Inc. (Class A) *			293
29,560	HubSpot, Inc. *			12,673,850
10	Intuit, Inc.			4,458
10	Microsoft Corp.			2,883
21,350	monday.com Ltd. (Israel) *			3,047,713
40,790	MongoDB, Inc. (Class A) *			9,508,965
10	Palantir Technologies Inc. (Class A) *			84
10	Paycom Software, Inc. *			3,040
10	Paylocity Holding Corporation *			1,988
10	ServiceNow, Inc. *			4,647
67,430	Snowflake Inc. (Class A) *			10,403,775
164,880	The Trade Desk, Inc. (Class A) *			10,042,841
10	Twilio Inc. (Class A) *			666
10	UiPath, Inc. (Class A) *			176
10	Unity Software Inc. *			324
10	ZoomInfo Technologies Inc. *			247

	CHINA INTERNET SERVICES - 0.00%			2,220
10	Alibaba Group Holding Ltd. - ADR			1,022
10	JD.com, Inc. - ADR			439
10	PDD Holdings, Inc. - (Ireland)			759

	COMMUNICATION EQUIPMENT - 0.00%			2,204
10	Arista Networks, Inc. *			1,679
10	Ciena Corp. *			525

	COMMUNICATION SERVICES - 0.00%			738
10	Zoom Video Communications, Inc. (Class A) *			738

	CONSUMER ELECTRONICS - 0.00%			1,649
10	Apple, Inc.			1,649

	CRYPTOCURRENCY - 3.44%			7,691,615
10	Coinbase Global, Inc. (Class A) *			676
26,310	MicroStrategy Incorporated *			7,690,939

	CYBERSECURITY EQUIPMENT & SERVICES - 3.49%			7,806,535
56,800	CrowdStrike Holdings, Inc. (Class A) *			7,796,368
10	Cyberark Software LTD (Israel)			1,480
10	Fortinet, Inc. *			665
10	Okta, Inc. (Class A) *			862
30	Palo Alto Networks, Inc. *			5,992
10	Zscaler, Inc. *			1,168

	DATA STORAGE - 0.00%			255
10	Pure Storage, Inc. (Class A) *			255

	ENTERTAINMENT - 14.63%			32,707,345
10	Roblox Corporation (Class A) *			450
207,940	Roku, Inc. (Class A) *			13,686,611
146,150	Sea Limited (Singapore) *			12,649,282
47,680	Spotify Technology S.A. (Luxembourg) *			6,371,002

	FITNESS & LEISURE - 0.00%			113
10	Peloton Interactive, Inc. (Class A)*			113

	INTERNET SERVICES - 11.92%			26,638,156
10	Airbnb, Inc. (Class A) *			1,244
10	Alphabet, Inc. (Class A) *			1,037
10	Amazon.com, Inc. *			1,033
10	Chewy, Inc. (Class A) *			374
10	Etsy, Inc. *			1,113
8,240	MercadoLibre, Inc. * (Argentina)			10,860,814
10	Opendoor Technologies, Inc. *			18
161,990	Shopify Inc. (Class A) * (Canada)			7,765,801
10	Wayfair Inc. (Class A) *			343
180,040	Zillow Group, Inc. (Class C) *			8,006,379

	INTERNET SOCIAL MEDIA - 6.47%			14,469,529
68,270	Meta Platforms, Inc. (Class A) *			14,469,144
10	Pinterest, Inc. (Class A) *			273
10	Snap, Inc. (Class A) *			112

	IT FINANCIAL SERVICES - 0%			1,446
10	Block, Inc. (Class A) *			687
10	PayPal Holdings, Inc. *			759

	SEMICONDUCTOR - 12.94%			28,941,520
79,990	Advanced Micro Devices, Inc. *			7,839,820
10	Ambarella, Inc. *			774
10	Broadcom, Inc.			6,415
149,400	Marvell Technology, Inc.			6,469,020
52,640	NVIDIA Corp.			14,621,813
10	ON Semiconductor Corporation *			823
10	Qualcomm, Inc.			1,276
10	Taiwan Semiconductor Manufacturing Company Limited - ADR			930
10	Wolfspeed, Inc. *			649

	SEMICONDUCTOR EQUIPMENT - 0.01%			18,403
10	Applied Materials, Inc.			1,228
10	ASML Holding N.V. - ADR			6,807
10	KLA Corporation			3,992
10	Lam Research Corp.			5,301
10	Teradyne, Inc.			1,075

	SOLAR ENERGY - 0.00%			2,103
10	Enphase Energy, Inc. *			2,103

	SPECIALTY INDUSTRIAL MACHINERY - 0%			194
10	Kornit Digital Ltd. (Israel) *			194

	SPORTS ENTERTAINMENT & GAMING - 0%			194
10	DraftKings Inc. (Class A) *			194

	TRANSPORT NETWORKS - 3.99%			8,895,539
139,950	DoorDash, Inc. (Class A) *			8,895,222
10	Uber Technologies, Inc. *			317

	EXCHANGE TRADED FUNDS - 0.00%			5,841
	(Cost $2,128)
10	Invesco QQQ ETF			3,209
10	VanEck Semiconductor ETF			2,632

	TOTAL INVESTMENT SECURITIES - 99.96%			223,481,348
	(Cost $190,149,038)

	Other Assets in Excess of Liabilities - 0.04%			98,551

	NET ASSETS - 100.00%			$ 223,579,899
	Equivalent to $15.48 Per Share

	* Non-income producing.
	ADR - American Depositary Receipt.

1. SECURITY TRANSACTIONS

The cost of total investment securities owned at March 31, 2023, was $190,149,038. At March 31, 2023, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows: **

		Unrealized Appreciation		$ 33,385,277
		Unrealized Depreciation		(52,967)
		Unrealized Appreciation		$ 33,332,310

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

2. SECURITIES VALUATION

The Fund’s portfolio securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Valuation Committee believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at its last sales price, the security is categorized as a Level 1 security (described below), and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a Level 2 security. When market quotations are not readily available, when the Valuation Committee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued in good faith by the Valuation Committee, in accordance with the Trust’s Valuation and Fair Value Pricing Policies and Procedures and are categorized as level 2 or level 3, when appropriate. The Trust's Valuation Committee shall consist of the Trust’s independent trustees, and the Fund portfolio manager as a non-voting member.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measure-ments of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 223,475,507	$ -	$ -	$ 223,475,507
Exchange Traded Funds	5,841	-	-	5,841
Total Investment Securities	$ 223,481,348	$ -	$ -	$ 223,481,348

The Fund did not hold any Level 3 investments during the reporting period. The Fund did not hold any derivative instruments during the reporting period.